Investment Strategy	Oct. 31, 2025
MFS Commodity Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities. Commodities are economic goods that are typically the product of agriculture, mining, or primary industrial processes. Commodities include, but are not limited to, grains, beef, oil, natural gas, grains, beef, and industrial and precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands. MFS Commodity Strategy Portfolio is advised by MFS and has the same objective, strategies, and restrictions as the fund, except that MFS gains exposure to the commodities markets for MFS Commodity Strategy Portfolio by investing directly in commodity-linked futures, options, and/or swaps. MFS may invest up to 25% of the fund's assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund's exposure to the commodities markets to be approximately equivalent to investing all of the fund's investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio’s investments in commodity-linked derivatives primarily based on proprietary quantitative models. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio's portfolio.

MFS normally allocates the MFS Commodity Strategy Portfolio's commodity exposure across different commodities and commodity sectors, but MFS may expose a significant percentage of the MFS Commodity Strategy Portfolio's assets to a particular commodity or commodity sector or a limited number of commodities or commodity sectors.

MFS generally invests substantially all of the fund's assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments. In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments. Debt instruments include corporate debt instruments, U.S. Government securities, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed. Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund's direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

Some portion of the fund's and MFS Commodity Strategy Portfolio's assets may be held in cash and/or debt instruments due to collateral requirements for the fund's and MFS Commodity Strategy Portfolio's investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate debt instruments may also be considered.

MFS Global Alternative Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) seeks to achieve a total rate of return for the fund that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle.

MFS seeks to achieve the fund's objective by generating returns from a combination of (1) individual security selection of U.S. and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund's exposure to asset classes, markets, and currencies. Derivatives include futures, forward contracts, options, and swaps.

The fund normally has exposure to at least three different countries and typically has significant long and/or short exposure to foreign securities and foreign currencies.

The fund’s performance may not be correlated with the performance of the asset classes, markets, or currencies represented by the individual investments selected by MFS.

Individual Security Selection: In selecting direct investments for the fund, MFS normally invests the fund's assets in a combination of equity securities and debt instruments. MFS generally invests approximately 20% of the fund's assets in debt instruments and the remainder of the fund's assets in equity securities and cash and/or cash equivalents. These allocations may vary from time to time.

Equity securities include common stocks, depositary receipts, convertible securities, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. Debt instruments include corporate debt instruments, U.S. Government securities, foreign government securities, and other obligations to repay money borrowed.

MFS invests the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS generally seeks to diversify the fund’s equity investments in terms of market capitalization (e.g., small, medium, large cap), style (e.g., growth, value), investment process (e.g., fundamental, quantitative), and geography (e.g., U.S., foreign) based on expected risk, return, hedging costs (i.e., costs to adjust the fund's market exposure), and other factors. These allocations may vary from time to time.

Of the fund's investments in debt instruments, MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives as part of its individual security selection process, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

A team of investment professionals selects investments for the fund. MFS allocates the fund's assets to investment professionals by investment strategy.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative screening tools that systematically evaluate issuers and instruments are used by certain of the fund's equity securities investment professionals and may also be considered by the fund's other investment professionals.

Tactical Asset Allocation Overlay: MFS employs a top-down tactical asset allocation process primarily through the use of derivative instruments to adjust the fund’s exposure to asset classes, markets, and currencies based on its assessment of the relative attractiveness of such asset classes, markets, and currencies. MFS manages the fund's exposure to such asset classes, markets and currencies primarily based on its proprietary quantitative models. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, markets, and/or currencies, and other factors in structuring the portfolio.

In managing the tactical overlay, MFS may increase or decrease the fund's exposure to asset classes, markets, and/or currencies resulting from MFS’ individual security selection based on MFS' assessment of the risk/return potential of such asset classes, markets, and/or currencies. After taking into account the tactical overlay, the fund's exposure to various asset classes, markets, and/or currencies may vary significantly from time to time. Additionally, after taking into account the tactical overlay, the fund's exposure to any particular asset class may at times be negative and the fund's exposure to any particular asset class may at times be more than 100%. MFS may also expose the fund to asset classes, markets, and/or currencies in which MFS' individual security selection has resulted in no or little exposure (e.g., the high yield bond market).

MFS may adjust the fund’s net exposure to asset classes, markets, and/or currencies by taking net short positions in an asset class, market, or currency if MFS believes the risk/return potential of such asset class, market, or currency is unattractive. Alternatively, MFS may cause the fund to take net long positions in an asset class, market, or currency if MFS believes such asset class, market, or currency appears attractive.

After taking into account the tactical overlay, the fund may have significant exposure to issuers in a single sector, industry, country, or region.

MFS' tactical asset allocation process for the fund will typically make extensive use of derivatives.